DESCRIPTION OF BUSINESS AND GENERAL (Details)	Dec. 31, 2021
TPSCo [Member]
Property, Plant and Equipment [Line Items]
Percentage of interests acquired	51.00%
PSCS [Member]
Property, Plant and Equipment [Line Items]
Percentage of interests acquired	49.00%